Fair value measurements - Loss gain from financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (161)	$ (688)		$ (58,261)
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	336	957	[1]	(8,207)	[1]
Reclassification amount	109,000	109,000
Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	336	80,033		(88,031)
Jet fuel Asian call options contracts | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		601		(601)
Jet fuel Zero cost collars | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		484		(7,572)
Interest rate Cap | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income	336	(128)		(34)
Non derivative financial instruments | Fair value
Fair value measurements
Net (loss) gain on cash flow hedges recognized in consolidated statements of comprehensive income		79,076		(79,824)
Fuel cost | Jet fuel Asian call options contracts
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations		(619)		(931)
Fuel cost | Jet fuel Zero cost collars
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations				(38,122)
Finance cost | Jet fuel Asian call options contracts
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations				(557)
Finance cost | Jet fuel Zero cost collars
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations				(18,573)
Finance cost | Interest rate Cap
Fair value measurements
Loss from derivatives financial instruments recognized in consolidated statements of operations	$ (161)	$ (69)		$ (78)

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.